RELATED PARTY TRANSACTIONS - Schedule of Related Party Balances (Details) - Related party - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Receivables due from related parties	$ 978	$ 60
Payables due to related parties	(755)	(328)
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Receivables due from related parties	15	16
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Receivables due from related parties	942	0
Payables due to related parties	0	(30)
Northern Ocean Limited
Related Party Transaction [Line Items]
Receivables due from related parties	0	33
Avance Gas
Related Party Transaction [Line Items]
Receivables due from related parties	0	2
Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	19	9
Paratus Management (UK) Limited
Related Party Transaction [Line Items]
Receivables due from related parties	2	0
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Payables due to related parties	(12)	0
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Payables due to related parties	(23)	(4)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Payables due to related parties	(715)	(293)
SFL Corporation Ltd
Related Party Transaction [Line Items]
Payables due to related parties	$ (5)	$ (1)